TANGIBLE ASSETS - Investment properties - Amounts recognized in statement of income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Income from rents	$ 10,370	$ 11,992	$ 5,183
Direct operating expenses deriving from property investments which create income from rent	(1,486)	(1,053)	(321)
Direct operating expenses deriving from property investments which do not create income from rent	(5,112)	(4,239)	(1,328)
Net	$ 3,772	$ 6,700	$ 3,534